Stockholders' Equity - Assumptions Used to Determine Estimated Fair Value of Stock Options Granted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015
Assumptions used to determine the fair value of stock options [Abstract]
Weighted average grant date fair value (in dollars per share)	$ 84
Stock Options [Member]
Assumptions used to determine the fair value of stock options [Abstract]
Weighted average risk-free interest rates (in hundredths)	2.15%	1.82%
Weighted average expected volatility (in hundredths)	170.42%	97.70%
Weighted average expected option term (in years)	7 years 3 months 14 days	5 years 1 month 24 days
Weighted average grant date fair value (in dollars per share)	$ 82.34	$ 4,964.73